INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Federal					$ 38	$ (19)	$ (879)
State					0	0	0
Total current tax provision (benefit)					38	(19)	(879)
Deferred tax provision:
Federal					2,217	(355)	(1,876)
State					567	(11)	(529)
Total deferred tax provision (benefit)					2,784	(366)	(2,405)
Net income tax provision (benefit)	$ 493	$ 341	$ 1,685	$ 2,305	$ 2,822	$ (385)	$ (3,284)